Expense Example {- Value Portfolio} - 02.28 VIP Value Portfolio Investor PRO-08 - Value Portfolio - VIP Value Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918